Document and Entity Information	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Central Index Key	0001658247
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38583
Entity Tax Identification Number	26-3744114
Entity Address, Address Line One	10222 Barnes Canyon Road
Entity Address, Address Line Two	Bldg #2
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	450-6464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ